Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2011
Commitments and Contingencies
Schedule of future minimum lease under various commitments

	Rental Commitments	Server Custody Fee Commitments	Capital Commitments	Office Machines and Other Commitments	Total
	RMB	RMB	RMB	RMB	RMB
2012	47,348	48,157	77,564	47,194	220,263
2013	31,675	5,297	—	9,022	45,994
2014	9,242	—	—	2,079	11,321
2015	—	—	—	119	119
	88,265	53,454	77,564	58,414	277,697

Summary of company's commitments under two license contracts

RMB
Contract Year One	43.1
Contract Year Two	181.5
Contract Year Three	352.3
Total	576.9